Document and Entity Information	Jul. 18, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 18, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39768
Entity Registrant Name	Berkshire Grey, Inc.
Entity Central Index Key	0001824734
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2994421
Entity Address, Address Line One	140 South Road
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	833
Local Phone Number	848-9900
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Class A Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	BGRY
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable Warrants
Trading Symbol	BGRYW
Security Exchange Name	NASDAQ